Lord Abbett Developing Growth Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 5, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Developing Growth Fund, Inc. (the “Registrant”) 1933 Act File No. 002-62797 1940 Act File No. 811-02871

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 51 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the U.S. Securities and Exchange Commission on November 26, 2013.

Please contact the undersigned at (201) 827-2673 if you have any questions or comments.

Sincerely,

/s/ Josephine Setteducato

Josephine Setteducato

Paralegal

Lord, Abbett & Co. LLC